Term Loans - Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	R 243,443	R 181,281
Changes from financing cash flows	187,865	(69,620)
Proceeds from borrowings	289,570	342
Repayment of a related party loan	(738)	(52)
Repayment of term loans	(23,334)	(12,018)
Payment of lease liabilities	(77,633)	(57,892)
The effect of changes in foreign exchange rates	(5,406)	5,288
Other changes	93,885	126,494
Interest paid	(35,031)	(11,565)
New leases	96,606	156,085
Interest expense	36,819	11,565
Disposal	(4,279)	(29,591)
Others	(230)
Ending balance	519,787	243,443
Loans from related parties [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	924	607
Changes from financing cash flows	(686)	290
Proceeds from borrowings	52	342
Repayment of a related party loan	(738)	(52)
Repayment of term loans
Payment of lease liabilities
The effect of changes in foreign exchange rates	(100)	27
Other changes
Interest paid
New leases
Interest expense
Disposal
Others
Ending balance	138	924
Other loans and borrowings [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	48,179	59,947
Changes from financing cash flows	266,184	(12,018)
Proceeds from borrowings	289,518
Repayment of a related party loan
Repayment of term loans	(23,334)	(12,018)
Payment of lease liabilities
The effect of changes in foreign exchange rates	(968)	250
Other changes	1,558
Interest paid	(18,685)	(194)
New leases
Interest expense	20,473	194
Disposal
Others	(230)
Ending balance	314,953	48,179
Lease liabilities [member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	194,340	120,727
Changes from financing cash flows	(77,633)	(57,892)
Proceeds from borrowings
Repayment of a related party loan
Repayment of term loans
Payment of lease liabilities	(77,633)	(57,892)
The effect of changes in foreign exchange rates	(4,338)	5,011
Other changes	92,327	126,494
Interest paid	(16,346)	(11,371)
New leases	96,606	156,085
Interest expense	16,346	11,371
Disposal	(4,279)	(29,591)
Others
Ending balance	R 204,696	R 194,340